Segment Information - Summary of Major Customers (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member]
Statement Line Items [Line Items]
Percentage on concentration risk	10.00%	10.00%	10.00%